Fair Value Measurements - Schedule of Master Trust's Investments Measured at Fair Value on Recurring Basis (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	$ 428,831	$ 351,099
Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	854,647	726,726
Quoted Market Prices for Identical Assets (Level 1) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	854,647	726,726
Significant Other Observable Inputs (Level 2) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Significant Unobservable Inputs (Level 3) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Mutual Funds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	72,250	114,616
Mutual Funds | Quoted Market Prices for Identical Assets (Level 1) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	72,250	114,616
Mutual Funds | Significant Other Observable Inputs (Level 2) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Mutual Funds | Significant Unobservable Inputs (Level 3) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Collective Investment Trusts | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	755,688	586,491
Collective Investment Trusts | Quoted Market Prices for Identical Assets (Level 1) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	755,688	586,491
Collective Investment Trusts | Significant Other Observable Inputs (Level 2) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Collective Investment Trusts | Significant Unobservable Inputs (Level 3) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Commingled Bonds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	13,732	12,349
Commingled Bonds | Quoted Market Prices for Identical Assets (Level 1) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	13,732	12,349
Commingled Bonds | Significant Other Observable Inputs (Level 2) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Commingled Bonds | Significant Unobservable Inputs (Level 3) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Common Stock of PSEG | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	12,977	13,270
Common Stock of PSEG | Quoted Market Prices for Identical Assets (Level 1) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	12,977	13,270
Common Stock of PSEG | Significant Other Observable Inputs (Level 2) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	0	0
Common Stock of PSEG | Significant Unobservable Inputs (Level 3) | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Total Investment in Master Trust at Fair Value	$ 0	$ 0